Investments in Joint Ventures and Associates - Schedule of Investments in Joint Ventures and Associates (Detail) - MXN ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates	$ 2,127,646	$ 2,254,952
Gross carrying amount [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates	2,127,646	2,254,952
Total	$ 2,127,646	$ 8,958,276
Deer Park Refining Limited Partnership [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	100.00%	49.995%
Permanent investments in associates	$ 0	$ 6,703,324
(Impairment) in joint venture Deer Park Refining Limited Partnership	$ 0	(6,703,324)
Frontera Brownsville, LLC. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	50.00%
Permanent investments in associates	$ 443,427	456,503
Texas Frontera, LLC. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	50.00%
Permanent investments in associates	$ 186,231	195,814
CH 4 Energa SA De CV [Member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	50.00%
Permanent investments in associates	$ 151,630	174,321
Sierrita Gas Pipeline LLC [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	35.00%
Permanent investments in associates	$ 1,106,464	1,187,170
Administracion Portuaria Integral de Dos Bocas, S.A. de C.V. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	40.00%
Permanent investments in associates	$ 112,544	110,344
Other-net [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates	$ 127,350	$ 130,800